Stock-based Activity (Detail 2)	9 Months Ended
Sep. 30, 2015 $ / shares shares
Restricted stock grants
Nonvested at beginning of period | shares
Granted | shares	2,300,850
Vested | shares
Forfeited | shares
Nonvested at end of period | shares	2,180,850
Weighted average grant date fair value
Nonvested at beginning of period | $ / shares
Granted | $ / shares	$ 2.30
Vested | $ / shares
Forfeited | $ / shares
Nonvested at end of period | $ / shares	$ 2.30